Securities	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Securities

Note 4 Securities
Unrealized gains and losses on securities at FVOCI
(1), (2)

	As at
	July 31, 2025				October 31, 2024
(Millions of Canadian dollars)	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Debt issued or guaranteed by:
Canadian government
Federal	$46,054	$44	$(23)	$46,075	$13,165	$31	$(27)	$13,169
Provincial and municipal	9,442	29	(69)	9,402	7,563	27	(36)	7,554
U.S. federal, state, municipal and agencies	113,122	280	(1,487)	111,915	81,632	333	(1,699)	80,266
Other OECD government	18,123	17	(39)	18,101	10,199	6	(49)	10,156
Mortgage-backed securities	2,685	6	(8)	2,683	2,646	3	(15)	2,634
Asset-backed securities	9,914	12	(4)	9,922	9,343	17	(3)	9,357
Corporate debt and other debt	33,644	111	(30)	33,725	31,932	101	(51)	31,982
Equities	763	612	(5)	1,370	728	519	(5)	1,242
	$233,747	$1,111	$(1,665)	$233,193	$157,208	$1,037	$(1,885)	$156,360

(1)	Excludes $100,665 million of held-to-collect securities as at July 31, 2025 that are carried at amortized cost, net of allowance for credit losses (October 31, 2024 – $100,258 million).
(2)	Gross unrealized gains and losses includes $(39) million of allowance for credit losses on debt securities at FVOCI as at July 31, 2025 (October 31, 2024 – $(35) million) recognized in income and Other components of equity.
Allowance for credit losses on investment securities
The following tables reconcile the opening and closing allowance for debt securities at FVOCI and amortized cost by stage. Reconciling items include the following:
•	Transfers between stages, which are presumed to occur before any corresponding remeasurement of the allowance.
•	Purchases, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•
Sales and maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•
Changes in risk, parameters and exposures, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments; changes in the measurement following a transfer between stages; and unwinding of the time value discount due to the passage of time.

Allowance for credit losses – securities at FVOCI
(1)

	For the three months ended
	July 31, 2025				July 31, 2024
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$5	$–	$(40)	$(35)	$6	$–	$(39)	$(33)
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	1	–	–	1	2	–	–	2
Sales and maturities	(1)	–	–	(1)	(1)	–	–	(1)
Changes in risk, parameters and exposures	–	–	(4)	(4)	(2)	–	(2)	(4)
Exchange rate and other	(1)	–	1	–	–	–	1	1
Balance at end of period	$4	$–	$(43)	$(39)	$5	$–	$(40)	$(35)

	For the nine months ended
	July 31, 2025				July 31, 2024
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$6	$–	$(41)	$(35)	$4	$–	$(37)	$(33)
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	5	–	–	5	8	–	–	8
Sales and maturities	(3)	–	–	(3)	(3)	–	–	(3)
Changes in risk, parameters and exposures	(4)	–	(8)	(12)	(5)	–	(6)	(11)
Exchange rate and other	–	–	6	6	1	–	3	4
Balance at end of period	$4	$–	$(43)	$(39)	$5	$–	$(40)	$(35)

(1)	Expected credit losses on debt securities at FVOCI are not separately recognized on the balance sheet as the related securities are recorded at fair value. The cumulative amount of credit losses recognized in income is presented in Other components of equity.
(2)	Reflects changes in the allowance for purchased credit-impaired securities.
Allowance for credit losses – securities at amortized cost

	For the three months ended
	July 31, 2025				July 31, 2024
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$6	$8	$–	$14	$8	$13	$–	$21
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	3	–	–	3	2	–	–	2
Sales and maturities	–	–	–	–	(2)	–	–	(2)
Changes in risk, parameters and exposures	(3)	–	–	(3)	–	(2)	–	(2)
Exchange rate and other	1	(1)	–	–	(1)	1	–	–
Balance at end of period	$7	$7	$–	$14	$7	$12	$–	$19

	For the nine months ended
	July 31, 2025				July 31, 2024
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$6	$8	$–	$14	$8	$15	$–	$23
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	5	–	–	5	6	–	–	6
Sales and maturities	–	–	–	–	(2)	–	–	(2)
Changes in risk, parameters and exposures	(4)	(1)	–	(5)	(4)	(3)	–	(7)
Exchange rate and other	–	–	–	–	(1)	–	–	(1)
Balance at end of period	$7	$7	$–	$14	$7	$12	$–	$19

Credit risk exposure by internal risk rating
The following table presents the fair value of debt securities at FVOCI and gross carrying amount of securities at amortized cost. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps in the Credit risk section of our 2024 Annual Report.

	As at
	July 31, 2025				October 31, 2024
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment securities
Securities at FVOCI
Investment grade	$230,817	$5	$–	$230,822	$154,100	$–	$–	$154,100
Non-investment grade	867	–	–	867	875	–	–	875
Impaired	–	–	134	134	–	–	143	143
	231,684	5	134	231,823	154,975	–	143	155,118
Items not subject to impairment (2)				1,370				1,242
				$233,193				$156,360
Securities at amortized cost
Investment grade	$99,512	$–	$–	$99,512	$99,224	$–	$–	$99,224
Non-investment grade	1,008	159	–	1,167	856	192	–	1,048
	100,520	159	–	100,679	100,080	192	–	100,272
Allowance for credit losses	7	7	–	14	6	8	–	14
	$100,513	$152	$–	$100,665	$100,074	$184	$–	$100,258

(1)	Reflects $134 million of purchased credit-impaired securities (October 31, 2024 – $143 million).
(2)	Investment securities at FVOCI not subject to impairment represent equity securities designated as FVOCI.